SHARE CAPITAL AND OTHER RESERVES (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 07, 2020	Jun. 26, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Changes in equity [Abstract]
Share capital			$ 2	$ 12
Number of shares authorized (in shares)			108,057,967
Par value per share (in dollars per share)			$ 0.0001
Number of shares issued (in shares)			18,399,063
Number of shares outstanding (in shares)			18,399,063
Series A will convert to Series C, number of shares (in shares)			1
Series B will convert to Series C, number of shares (in shares)			1
Series C will convert to Class A, number of shares (in shares)			1.158
Class B will convert to Class A, number of shares (in shares)			1
Class B and Class A shares combined into common shares			1
Additional paid-in capital			$ 158,157	96,207
Payment of offering-related expenses			1,074
Redemption of senior preferred shares					$ 5,972
Sale of subsidiary					(27,594)
Accumulated deficit			(110,680)	(109,527)
Profit for the year			2,847	7,770	$ 10,965
Dividends recognised as distributions to owners			4,000	121
IPO [Member]
Changes in equity [Abstract]
Par value per share (in dollars per share)	$ 19
Number of shares issued (in shares)	4,761,905
Offering proceeds before expenses			63,100
Proceeds after deducting underwriting discounts and commissions			1,600
Payment of offering-related expenses	$ 1,200		$ 1,000	$ 200
IPO [Member] | TRGI [Member]
Changes in equity [Abstract]
Number of shares issued (in shares)	1,190,476
Issued, Subscribed and Paid in Capital, Senior Preferred Shares [Member]
Changes in equity [Abstract]
Number of shares redeemed (in shares)					459,325
Share price (in dollars per share)					$ 13.9
Redemption of senior preferred shares					$ 5,900
Reduction of interest of issued capital					400
Sale of subsidiary					$ 14,000
Common Shares [Member]
Changes in equity [Abstract]
Number of shares converted	1,674,017		14,119,384
Series A Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				1
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company				$ 9,500
Series A Convertible Preference Shares [Member] | IPO [Member]
Changes in equity [Abstract]
Additional number of shares in offering (in shares)	3,571,429
Series A Convertible Preference Shares [Member] | Bottom of Range [Member]
Changes in equity [Abstract]
First priority dividends to be declared or paid in event of distribution from Series A				$ 9,500
Series B Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				12,512,994
Number of shares issued (in shares)				11,083,691
Number of shares outstanding (in shares)				11,083,691
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company				$ 53,500
Series C Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				12,639,389
Par value per share (in dollars per share)		$ 0.0001
Number of shares issued (in shares)				111,986
Number of shares outstanding (in shares)				111,986
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company		$ 86,200		$ 86,200
Waived amount due to transfer of shares to parent company		$ 47,900		$ 47,900
Class A Common Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				79,766,504
Number of shares issued (in shares)				0
Number of shares outstanding (in shares)				0
Class B ordinary shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				3,139,114
Number of shares issued (in shares)				1,841,660
Series B and C Convertible Stock [Member]
Changes in equity [Abstract]
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company				$ 139,700
Proceeds from sale of stock, in event of liquidation				$ 139,700